Net Gain On Divestment Of Business (Tables)	12 Months Ended
Dec. 31, 2011
EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Net Gain On Divestment Of Business

Cash consideration	$500.0
Investment in Alkermes plc	528.6

Total consideration	$1,028.6
Property, plant and equipment	(202.0)
Goodwill and other intangible assets(1)	(53.0)
Working capital and other net assets	(84.5)
Transaction and other costs	(36.2)

Net gain on divestment of business	$652.9

(1)	Includes goodwill of $49.7 million allocated to the EDT business.

AIP [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule Of Net Gain On Divestment Of Business

Investment in Janssen AI	$235.0
Intangible assets(1)	(68.0)
Biologics and fill-finish impairment(2)	(41.2)
Transaction costs	(16.8)
Share based compensation	1.2
Other	(1.5)

Net gain on divestment of business	$108.7

(1)	Includes goodwill of $10.3 million allocated to the AIP business.

(2)

As a result of the disposal of the AIP business, we re-evaluated the longer term biologics manufacturing and fill-finish requirements, and consequently recorded a non-cash asset impairment charge related to these activities of $41.2 million.